Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations before income taxes			$ (23.8)	$ (329.7)	$ (163.9)
Income tax (provision) benefit			(4.4)	103.1	59.7
Loss from discontinued operations, net of income taxes			(28.2)	(226.6)	(104.2)
Total revenues				136.5	229.1
Change in fair value of credit support provided to Patriot	$ 34.1		34.1
Asset Retirement Obligation	752.5	$ 712.8	752.5	712.8	687.5
Potential cash proceeds from sale of property held-for-sale						$ 70.0
Impairment of long-lived assets					26.9
Other current assets	0.3	38.6	0.3	38.6
Investments and other assets	16.3	47.4	16.3	47.4
Total assets classified as discontinued operations	16.6	86.0	16.6	86.0
Accounts payable and accrued expenses	12.5	133.1	12.5	133.1
Other noncurrent liabilities	109.8	84.9	109.8	84.9
Total liabilities classified as discontinued operations	122.3	218.0	122.3	218.0
Settlement charges related to the Patriot bankruptcy reorganization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations before income taxes				98.0
Loss from discontinued operations, net of income tax		61.8		61.8
Air Quality [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations before income taxes					116.7
Loss from discontinued operations, net of income tax					75.0
Impairment of long-lived assets					108.9
Impairment of long-lived assets to be disposed of (after tax)					$ 68.8
Wilkie Creek [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations before income taxes				167.4
Loss from discontinued operations, net of income tax				117.2
Restructuring Reserve	0.8	36.6	0.8	36.6
Restructuring Reserve, Accrual Adjustment			(5.2)
Restructuring and Related Cost, Incurred Cost			(30.9)
Restructuring Reserve, Translation and Other Adjustment			0.3
Asset Retirement Obligation	47.5		47.5
Gain (Loss) on Contract Termination			4.6
Impairment of long-lived assets				107.0
Impairment of long-lived assets to be disposed of (after tax)				74.9
Contractual Liabilities [Member] | Wilkie Creek [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring Reserve	0.8	33.9	0.8	33.9
Restructuring Reserve, Accrual Adjustment			(5.0)
Restructuring and Related Cost, Incurred Cost			(28.4)
Restructuring Reserve, Translation and Other Adjustment			0.3
Other Exit Costs [Member] | Wilkie Creek [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring Reserve	$ 0.0	$ 2.7	0.0	$ 2.7
Restructuring Reserve, Accrual Adjustment			(0.2)
Restructuring and Related Cost, Incurred Cost			(2.5)
Restructuring Reserve, Translation and Other Adjustment			$ 0.0